Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Long-term debt	€ 20,404	€ 20,131
Short-term debt and current portion of long-term debt	3,329	4,554
Interest rate and currency derivatives used to manage debt	(173)	(117)
Total debt	23,560	24,568
Cash and cash equivalents	(15,969)	(9,427)	€ (6,742)	€ (6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	(34)
Net debt	7,680	15,107
Current and non-current lease liabilities	€ 1,195	€ 1,248